                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113


                        The Caldwell & Orkin Funds, Inc.
               (Exact name of registrant as specified in charter)


             6200 The Corners Parkway, Suite 150, Norcross, GA 30092
               (Address of principal executive offices) (Zip code)


 Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2004


ITEM 1.       SCHEDULE OF INVESTMENTS.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                                                                           MARKET
                                                                         SHARES             VALUE
                                                                         ------             -----
COMMON STOCKS (LONG POSITIONS)                          38.22%

Apparel-Clothing Mfg                                     0.18%
        Polo Ralph Lauren Corp                                           13,800          $454,848

BANKS-SOUTHEAST                                          2.25%
        Compass Bancshares                                               60,400        $2,663,036
        First Horizon Natl Corp                                          68,600        $2,973,810

COMML SVCS-ADVERTISING                                   1.18%
        Lamar Advertising Co *                                           73,500        $2,955,435

COMPUTER SFTWR-DESKTOP                                   1.95%
        Microsoft Corp                                                  171,400        $4,878,044

DIVERSIFIED OPERATIONS                                   3.91%
        General Electric Co                                             174,300        $5,795,475
        Tyco International Ltd                                          128,900        $3,995,900

FINANCE-CONSUMER/CML LNS                                 0.58%
        C I T Group Inc                                                  41,900        $1,456,444

FINANCE-SAVINGS & LOAN                                   1.77%
        Downey Financial Corp                                            18,400          $989,000
        Sovereign Bancorp Inc                                           157,900        $3,437,483

FINANCIAL SERVICES-MISC                                  1.44%
        American Express Co                                              14,900          $748,725
        Global Payments Inc                                              62,700        $2,862,255

MEDIA-CABLE/SATELLITE TV                                 1.03%
        Comcast Corp Cl A Special *                                      96,000        $2,572,800

MEDIA-DIVERSIFIED                                        0.93%
        Time Warner Inc *                                               139,500        $2,322,675

MEDICAL-BIOMED/BIOTECH                                   0.55%
        Nektar Therapeutics *                                            78,800        $1,382,152

METAL ORES-GOLD/SILVER                                   2.56%
        Newmont Mining Corp                                             123,600        $5,002,092
        Pan American Silver Corp *                                      102,100        $1,407,959

OIL&GAS-DRILLING                                         5.94%
        Ensco International Inc                                          73,300        $2,207,063
        GlobalSantaFe Corp                                              102,800        $2,816,720
        Nabors Industries Ltd *                                          80,000        $3,720,000
        Noble Corp *                                                     59,400        $2,299,968
        Patterson-Uti Energy Inc                                        130,000        $2,369,900
        Transocean Inc                                                   51,000        $1,448,400

OIL&GAS-FIELD SERVICES                                   2.50%
        B J Services Co                                                  57,500        $2,855,450
        Schlumberger Ltd                                                 52,700        $3,389,664

OIL&GAS-MACHINERY/EQUIP                                  1.30%
        Smith International *                                            56,000        $3,263,680

OIL&GAS-U S EXPL&PROD                                    1.39%
        Chesapeake Energy                                                83,700        $1,284,795
        Pioneer Natural Resource                                         61,000        $2,199,050

POLLUTION CONTROL-SVCS                                   1.37%
        Republic Services Inc                                           119,600        $3,420,560

RETAIL-CLOTHING/SHOE                                     3.40%
        Aeropostale Inc *                                                69,400        $2,115,312
        American Eagle Outfittrs                                         47,100        $1,543,467
        bebe Stores Inc                                                 114,750        $2,229,593
        Urban Outfitters Inc *                                           87,900        $2,614,146

RETAIL-DEPARTMENT STORES                                 1.61%
        JC Penney Co Inc                                                 68,500        $2,740,000
        Kohls Corp *                                                     28,400        $1,299,584

TELECOM-WIRELESS SVCS                                    0.81%
        America Movil Sa ADR L                                           57,000        $2,036,610

UTILITY-ELECTRIC POWER                                   1.57%
        Duke Energy Corp                                                182,700        $3,928,050

    TOTAL COMMON STOCKS (HELD LONG)                     38.22%                        $95,680,145
        (Cost $91,027,013)

MONEY MARKET FUNDS
        One Group U.S. Treasury Securities
        Money Market Funds **                           58.52%      146,422,915      $146,422,915

    TOTAL MONEY MARKET FUNDS                            58.52%                       $146,422,915
        (Cost $146,422,915)

    TOTAL INVESTMENT IN SECURITIES
        (Cost $237,449,928)                             96.74%                       $242,103,059

    OTHER ASSETS LESS LIABILITIES                        3.26%                         $8,107,395

    TOTAL NET ASSETS                                   100.00%                       $250,210,454

*   NON-INCOME PRODUCING SECURITY
** HELD AS COLLATERAL FOR SHORT SALES ACTIVITY


                                                                                           MARKET
                                                                         SHARES             VALUE
                                                                         ------             -----
COMMON STOCKS (SHORT POSITIONS)                        -56.39%

Auto Manufacturers                                      -3.07%
        Ford Motor                                                     -257,900       -$3,796,288
        General Motors Corp                                             -89,900       -$3,878,286

AUTO/TRUCK-ORIGINAL EQP                                 -0.82%
        Amer Axle & Mfg Holdings                                        -59,700       -$2,050,695

BANKS-MONEY CENTER                                      -1.11%
        Bank Of New York Co Inc                                         -96,600       -$2,775,318


BANKS-SUPER REGIONAL                                    -3.80%
        B B & T Corp                                                    -80,200       -$3,106,146
        Fifth Third Bancorp                                             -62,200       -$3,070,192
        National City Corp                                              -91,600       -$3,343,400

BLDG-RESIDENT/COMML                                     -1.89%
        Beazer Homes U S A Inc                                          -22,500       -$2,101,500
        K B Home                                                        -31,000       -$1,985,550
        Lennar Corp Cl A                                                -15,100         -$644,468

COMPUTER-DATA STORAGE                                   -3.89%
        Komag Inc                                                       -83,500         -$946,890
        Network Appliance Inc                                          -165,200       -$3,190,012
        Seagate Technology                                             -339,000       -$3,888,330
        Storage Technology Corp                                         -68,300       -$1,704,085

COMPUTER-MANUFACTURERS                                  -1.61%
        Apple Computer Inc                                             -124,600       -$4,029,564

COMPUTER-NETWORKING                                     -1.94%
        Emulex Corp                                                     -58,800         -$634,452
        Qlogic Corp                                                    -172,500       -$4,217,625

COMPUTER-TECH SERVICES                                  -0.87%
        Electronic Data Systems                                        -117,500       -$2,171,400

COMPUTER SFTWR-DESIGN                                   -0.40%
        Mentor Graphics Corp                                            -84,800       -$1,000,640

COMPUTER SFTWR-FINANCIAL                                -0.75%
        Fair Isaac Corp                                                 -65,400       -$1,869,132

COMPUTER SFTWR-MEDICAL                                  -0.47%
        Cerner Corp                                                     -26,300       -$1,183,500

COSMETICS/PERSONAL CARE                                 -1.18%
        Weight Watchers Intl Inc                                        -76,400       -$2,959,736

ELEC-SCIENTIFIC/MSRNG                                   -0.32%
        Teradyne Inc                                                    -47,000         -$803,700

ELEC-SEMICONDUCTOR EQUIP                                -2.17%
        Applied Materials Inc                                           -62,800       -$1,065,716
        Cabot Microelectronics                                         -122,800       -$4,358,172


ELEC-SEMICONDUCTOR MFG                                  -6.14%
        Advanced Micro Devices                                         -120,700       -$1,507,543
        Fairchild Semicndtr Intl                                       -106,200       -$1,560,078
        M Systems Flsh Dsk Pionr                                       -115,900       -$1,610,894
        National Semiconductor                                         -184,800       -$3,169,320
        Nvidia Corp                                                     -51,200         -$788,480
        Sandisk Corp                                                   -163,300       -$3,971,456
        Stmicroelectronics N V                                         -148,200       -$2,765,412

FINANCE-CONSUMER/CML LNS                                -1.01%
        Capital One Financial Cp                                        -36,400       -$2,523,248

FINANCE-INVESTMENT BKRS                                 -2.74%
        Goldman Sachs Group Inc                                         -27,500       -$2,425,225
        Morgan Stanley                                                  -37,900       -$1,869,607
        Schwab Charles Corp                                            -291,000       -$2,554,980

FINANCE-INVESTMENT MGMT                                 -1.97%
        Affiliated Managers Grp                                         -21,600         -$991,656
        Mellon Financial Corp                                           -81,400       -$2,236,872
        State Street Corp                                               -39,600       -$1,695,276

FINANCE-MRTG&REL SVC                                    -0.67%
        Fannie Mae                                                      -23,500       -$1,667,560

FINANCE-REIT                                            -0.84%
        Friedman Billg Rmsy Gr A                                       -102,500       -$1,686,125
        Novastar Financial Inc                                          -10,500         -$421,155

FINANCE-SAVINGS & LOAN                                  -1.80%
        Flagstar Bancorp Inc                                            -71,200       -$1,400,504
        Washington Mutual Inc                                           -79,900       -$3,100,120

FINANCIAL SERVICES-MISC                                 -1.35%
        Block H & R Inc                                                 -39,600       -$1,945,548
        Investors Finl Srvcs                                            -31,200       -$1,425,216

LEISURE-PHOTO EQUIP/REL                                 -1.27%
        Eastman Kodak                                                  -120,200       -$3,184,098


MEDICAL-BIOMED/BIOTECH                                  -2.96%
        Amylin Pharmaceuticals                                          -31,500         -$648,900
        Celgene Corp                                                    -44,500       -$2,373,185
        Neurocrine Biosciences                                          -37,100       -$1,727,747
        Sepracor Inc                                                    -57,900       -$2,661,663

MEDICAL-GENERIC DRUGS                                   -0.84%
        Taro Pharmaceutical Inds                                        -93,600       -$2,090,088

MEDICAL/DENTAL-SERVICES                                 -0.61%
        Laboratory Corp Of Amer                                         -39,200       -$1,535,072

RETAIL-CLOTHING/SHOE                                    -3.29%
        Gap Inc Del                                                    -227,900       -$5,173,330
        Hot Topic Inc                                                   -90,600       -$1,442,352
        Ross Stores Inc                                                 -70,100       -$1,622,815

RETAIL-DEPARTMENT STORES                                -1.42%
        Sears Roebuck & Co                                              -97,100       -$3,561,628

RETAIL-RESTAURANTS                                      -1.28%
        Brinker International                                           -70,000       -$2,506,700
        P F Changs China Bistro                                         -15,900         -$706,437

RETAIL-SUPER/MINI MKTS                                  -0.74%
        Safeway Inc                                                     -87,600       -$1,850,988

RETAIL/WHLSLE-CMPTR/CELL                                -1.08%
        Tech Data Corp                                                  -71,900       -$2,693,374

TELECOM-SERVICES                                        -0.53%
        A T & T Corp                                                    -87,600       -$1,322,760

TELECOM-WIRELESS EQUIP                                  -0.45%
        U T Starcom Inc                                                 -62,300       -$1,137,598

TELECOM-WIRELESS SVCS                                   -1.11%
        American Tower Corp Cl A                                       -137,500       -$1,988,250
        Crown Castle Intl Corp                                          -56,300         -$794,956



    TOTAL SECURITIES SOLD SHORT                        -56.39%                      -$141,113,013
        (Proceeds $154,261,111)

ITEM 2.       CONTROLS AND PROCEDURES.

              (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

              (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 3.      EXHIBITS.

              (a) Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(A)).

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:         /S/ MICHAEL B. ORKIN
     ---------------------------------------
            Michael B. Orkin
            President

Date:  September 28, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /S/ MICHAEL B. ORKIN
     ---------------------------------------
            Michael B. Orkin
            President

Date:  September 28, 2004

By:         /S/ ROBERT H. GREENBLATT
     ---------------------------------------
            Robert H. Greenblatt
            Treasurer

Date:  September 28, 2004

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)